UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2009









                                                                      (Form N-Q)

48499-0809                                   (C)2009, USAA. All rights reserved.


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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., or Wachovia Bank, N.A.

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1  |  USAA Tax Exempt Money Market Fund

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(NBGA)   Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, Merrill Lynch & Co., Inc., Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
ISD            Independent School District
MTA            Metropolitan Transportation Authority


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                                                  Portfolio of Investments  |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2009 (unaudited)

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (93.5%)

               ALABAMA (3.7%)
$  3,000       Auburn IDB (LOC - Compass Bank)              0.45%         4/01/2019         $ 3,000
   3,200       Auburn IDB (LOC - Allied Irish Banks plc)    1.00          5/01/2020           3,200
   2,545       Daphne YMCA Public Park and Recreation
                  Board (LOC - Regions Bank)                3.72         10/01/2022           2,545
   1,200       Foley Redevelopment Auth. (LOC - RBC Bank
                  (USA))                                    1.00          6/01/2038           1,200
   1,750       Foley YMCA Public Park and Recreation
                  Board (LOC - Regions Bank)                3.72         10/01/2022           1,750
  11,145       Huntsville (LIQ) (a)                         0.40          5/01/2015          11,145
   2,130       Huntsville Educational Building Auth.
                  (LOC - SunTrust Bank)                     2.71         12/01/2022           2,130
   2,430       Marengo County Port Auth. (LOC - Compass
                  Bank)                                     0.59          7/01/2026           2,430
     700       Mobile Medical Clinic Board (LOC -
                  Regions Bank)                             4.25          2/01/2011             700
   3,425       Mobile Medical Clinic Board (LOC -
                  Regions Bank)                             4.00          3/01/2022           3,425
   5,015       Montgomery (LOC - Regions Bank)              3.82          6/01/2022           5,015
   1,235       Northport (LOC - Regions Bank)               4.35          9/03/2015           1,235
   3,980       Northport (LOC - Regions Bank)               4.00          7/01/2018           3,980
   8,500       Spanish Fort Redevelopment Auth.
                  (LIQ)(LOC - Bank of America, N.A.)
                  (a)                                       0.85          3/01/2012           8,500
  10,000       Tuscaloosa County IDA (LOC - JPMorgan
                  Chase Bank, N.A.)                         0.49          3/01/2027          10,000
  10,000       Tuscaloosa County IDA (LOC - JPMorgan
                  Chase Bank, N.A.)                         0.49         12/01/2027          10,000
  32,500       Tuscaloosa County Port Auth. (LOC -
                  Compass Bank)                             0.42         12/01/2031          32,500
  28,000       Washington County IDA (LOC - Regions
                  Bank)                                     3.75          8/01/2037          28,000
                                                                                    ---------------
                                                                                            130,755
                                                                                    ---------------
               ARIZONA (0.9%)
   5,175       Phoenix Civic Improvement Corp.
                  (INS)(LIQ) (a)                            0.35          7/01/2034           5,175
  26,880       Tempe IDA (LOC - Sovereign Bank)             0.40         12/01/2027          26,880
                                                                                    ---------------
                                                                                             32,055
                                                                                    ---------------
               ARKANSAS (0.1%)
   5,175       Texarkana (LOC - PNC Bank, N.A.)             0.50          3/01/2021           5,175
                                                                                    ---------------
               CALIFORNIA (0.9%)
  20,000       Irvine Ranch Water District (LOC -
                  Landesbank Baden-Wurttemberg)             1.50          5/01/2037          20,000
  12,055       San Mateo County Housing Auth.
                  (LIQ)(NBGA) (a)                           1.21         11/01/2009          12,055
                                                                                    ---------------
                                                                                             32,055
                                                                                    ---------------

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3  |  USAA Tax Exempt Money Market Fund

================================================================================
 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               COLORADO (3.6%)
$  3,335       Bachelor Gulch Metropolitan District (LOC
                  - Compass Bank)                           0.35%        12/01/2023         $ 3,335
   6,510       Base Village Metropolitan District No. 2
                  (LOC - U.S. Bank, N.A.)                   0.35         12/01/2038           6,510
   8,100       Brighton Crossing Metropolitan District
                  No. 4 (LOC - Compass Bank)                0.35         12/01/2034           8,100
   8,625       Commerce City Northern Infrastructure
                  General Improvement District (LOC -
                  U.S. Bank, N.A.)                          0.35         12/01/2038           8,625
   6,500       Cornerstar Metropolitan District Co. (LOC
                  - Compass Bank)                           0.35         12/01/2037           6,500
   2,150       El Paso County (LOC - JPMorgan Chase
                  Bank, N.A.)                               0.85         11/01/2021           2,150
   1,155       Health Facilities Auth. (LOC - JPMorgan
                  Chase Bank, N.A.)                         0.85          1/01/2018           1,155
  10,180       Health Facilities Auth. (LOC - Key Bank,
                  N.A.)                                     2.95          6/01/2030           10,180
  14,730       Health Facilities Auth. (LOC - Allied
                  Irish Banks plc)                          0.39          6/01/2037          14,730
  23,990       Jefferson Metropolitan District
                  (LIQ)(NBGA) (a)                           1.36         12/01/2028          23,990
     600       Postsecondary Educational Facilities
                  Auth. (LOC - Wells Fargo Bank,
                  N.A.) (b)                                 0.37          6/01/2011             600
   1,340       Postsecondary Educational Facilities
                  Auth. (LOC - JPMorgan Chase Bank,
                  N.A.)                                     0.85          4/01/2013           1,340
   6,650       Timnath Dev. Auth. (LOC - Compass Bank)      0.35         12/01/2029           6,650
   6,745       Triview Metropolitan District (LOC -
                  Compass Bank)                             0.35         11/01/2023           6,745
  25,000       University of Colorado Hospital Auth.
                  (INS)(LIQ)                                0.53         11/15/2033          25,000
                                                                                    ---------------
                                                                                            125,610
                                                                                    ---------------
               CONNECTICUT (0.2%)
   6,680       Health and Educational Facilities Auth.
                  (LOC - Allied Irish Banks plc)            1.60          7/01/2030           6,680
                                                                                    ---------------
               DELAWARE (0.4%)
   8,250       EDA (LOC - Citizens Bank of Pennsylvania)    2.25          7/01/2033           8,250
   6,600       EDA IDA                                      1.90         12/01/2014           6,600
                                                                                    ---------------
                                                                                             14,850
                                                                                    ---------------
               DISTRICT OF COLUMBIA (0.2%)
   7,685       District of Columbia (LOC - SunTrust
                  Bank)                                     2.50         10/01/2030           7,685
                                                                                    ---------------
               FLORIDA (7.6%)
   9,840       Brevard County Housing Finance Auth.
                  (LIQ)(NBGA) (a)                           0.46         12/01/2032           9,840
  15,995       Broward County Housing Finance Auth.
                  (LIQ)(NBGA) (a)                           0.61          9/01/2032          15,995
   7,195       Broward County School Board (INS)(LIQ) (a)   0.45          7/01/2015           7,195
  23,000       Highlands County Health Facilities (LOC -
                  SunTrust Bank)                            2.50         11/15/2026          23,000
  22,500       Highlands County Health Facilities (LOC -
                  SunTrust Bank)                            2.72         11/15/2026          22,500
  21,280       Highlands County Health Facilities Auth.
                  (LOC - SunTrust Bank)                     2.50         11/15/2034          21,280
   5,000       Hillsborough County IDA (LIQ)(LOC -
                  Citibank, N.A.) (a)                       0.55          4/01/2014           5,000
  13,200       Housing Finance Corp. (LIQ)(NBGA) (a)        0.61         10/01/2032          13,200
   4,560       JEA (INS)(LIQ) (a)                           0.55         10/01/2013           4,560
   2,535       Miami-Dade County School Board (INS)(LIQ)
                  (a)                                       0.55          2/15/2010           2,535
   9,000       Miami-Dade County School Board (INS)(LIQ)
                  (a)                                       0.45          5/01/2016           9,000

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                                                  Portfolio of Investments  |  4

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 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 21,800       Orange County Health Facilities Auth.
                  (LOC - SunTrust Bank)                     2.00%        10/01/2026        $ 21,800
  37,400       Orlando-Orange County Expressway Auth.
                  (LIQ)(INS)                                1.20          7/01/2032          37,400
   2,800       Palm Beach County (LOC - Northern Trust
                  Co.)                                      0.49          3/01/2027           2,800
  19,545       Peace River (LIQ)(INS) (a)                   0.75         10/01/2013          19,545
   7,555       Seminole County IDA (LOC - Allied Irish
                  Banks plc)                                0.55         11/01/2034           7,555
  22,800       Sunshine State Governmental Financing
                  Commission (LOC - Dexia Credit
                  Local)                                    1.00          7/01/2016          22,800
   1,500       Tallahassee (LIQ) (a)                        0.48          6/01/2014           1,500
  10,345       Temple Terrace (LOC - SunTrust Bank)         2.50         12/01/2030          10,345
   9,995       West Palm Beach (LIQ) (a)                    0.40         10/01/2012           9,995
                                                                                    ---------------
                                                                                            267,845
                                                                                    ---------------
               GEORGIA (1.6%)
     750       Columbus Dev. Auth. (LOC - SunTrust Bank)    2.70          7/01/2010             750
  14,000       Floyd County Dev. Auth. (LOC - RBC Bank
                  (USA))                                    1.00          4/01/2017          14,000
  10,000       Hall County Hospital Auth. (INS)(LIQ)        3.00          5/01/2036          10,000
  30,150       Metropolitan Rapid Transit Auth. (LOC -
                  Bayerische Landesbank and WestLB
                  A.G.)                                     0.75          7/01/2025          30,150
                                                                                    ---------------
                                                                                             54,900
                                                                                    ---------------
               HAWAII (0.3%)
   5,130       Pacific Health (LOC - Bank of Nova
                  Scotia)                                   0.40          7/01/2033           5,130
   4,190       Pacific Health (LOC - Bank of Nova
                  Scotia)                                   0.40          7/01/2033           4,190
                                                                                    ---------------
                                                                                              9,320
                                                                                    ---------------
               ILLINOIS (3.0%)
  13,325       Chicago (LIQ) (a)                            0.55          5/01/2014          13,325
  20,130       Chicago (LIQ)(INS) (a)                       1.35          1/01/2015          20,130
   4,050       Chicago Board of Education (LIQ)(LOC -
                  Deutsche Bank A.G.) (a)                   0.42         12/01/2026           4,050
   1,000       Cook County (LOC - RBS Citizens, N.A.)       3.05          5/01/2020           1,000
   4,200       Dev. Finance Auth.                           0.45          1/01/2016           4,200
   1,255       Dev. Finance Auth. (LOC - Northern Trust
                  Co.)                                      1.12          8/01/2022           1,255
   3,190       Finance Auth. (LOC - Fifth Third Bank)       3.10          3/01/2031           3,190
   6,500       Finance Auth. (LOC - RBS Citizens, N.A.)     2.90          9/01/2043           6,500
  19,990       Metropolitan Pier and Exposition Auth.
                  (LIQ)(LOC - Deutsche Bank A.G.) (a)       0.33          6/15/2034          19,990
   6,000       Metropolitan Pier and Exposition Auth.
                  (LIQ)(LOC - Deutsche Bank A.G.) (a)       0.33         12/15/2039           6,000
   4,249       Springfield Airport Auth.                    1.05         10/15/2016           4,249
  20,760       Woodridge (INS)(LOC - Societe Generale)      1.75          7/01/2020          20,760
                                                                                    ---------------
                                                                                            104,649
                                                                                    ---------------
               INDIANA (1.3%)
   6,910       Berne (LOC - Federal Home Loan Bank of
                  Indianapolis)                             0.45         10/01/2033           6,910
     646       Crawfordsville (LOC - Federal Home Loan
                  Bank of Indianapolis)                     0.39          1/01/2030             646
   8,165       Dev. Finance Auth. (LOC - Key Bank, N.A.)    2.55          1/01/2023           8,165
   3,265       Finance Auth. (LOC - National City Bank)     0.50          6/01/2037           3,265
  12,730       Health Facilities Auth. (LOC - Fifth
                  Third Bank)                               5.00          4/01/2022          12,730
   1,300       Huntington                                   0.85          6/26/2014           1,300
   1,700       St. Joseph County (LOC - Wells Fargo
                  Bank, N.A.) (b)                           0.37          6/01/2022           1,700
   5,475       Winona Lake (LOC - Fifth Third Bank)         3.60          6/01/2031           5,475

================================================================================
5  |  USAA Tax Exempt Money Market Fund

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$  6,490       Winona Lake (LOC - Key Bank, N.A.)           4.10%         7/01/2031         $ 6,490
                                                                                    ---------------
                                                                                             46,681
                                                                                    ---------------
               IOWA (3.7%)
   6,850       Chillicothe                                  0.45          1/01/2023           6,850
  12,750       Council Bluffs                               0.45          1/01/2025          12,750
  14,900       Finance Auth. (NBGA)                         0.52         11/01/2035          14,900
   8,000       Finance Auth. (NBGA) (b)                     0.52         11/01/2035           8,000
  23,000       Finance Auth.                                0.46          6/01/2036          23,000
  34,900       Louisa County                                0.50         10/01/2024          34,900
   1,710       Sheldon                                      0.65         11/01/2015           1,710
  12,550       Wapello County (LOC - JPMorgan Chase
                  Bank, N.A.)                               0.40         10/01/2018          12,550
  17,005       Wapello County (LOC - JPMorgan Chase
                  Bank, N.A.)                               0.40         10/01/2031          17,005
                                                                                    ---------------
                                                                                            131,665
                                                                                    ---------------
               KANSAS (0.1%)
   3,815       North Newton (LOC - U.S. Bank, N.A.)         0.45          1/01/2023           3,815
                                                                                    ---------------
               KENTUCKY (2.3%)
   1,685       Boone County (LOC - JPMorgan Chase Bank,
                  N.A.)                                     0.85         11/01/2021           1,685
  21,080       Economic Dev. Finance Auth. (INS)(LIQ)       0.70          8/01/2018          21,080
   2,000       Frankfort                                    0.85          5/07/2014           2,000
   9,005       Hancock County (LOC - BMO Bank of
                  Montreal)                                 0.45          7/01/2010           9,005
   9,490       Hancock County (LOC - BMO Bank of
                  Montreal)                                 0.45          7/01/2011           9,490
  20,000       Hancock County (LOC - HSBC Bank USA)         0.45          7/01/2012          20,000
   1,770       Lexington-Fayette Urban County (LOC -
                  JPMorgan Chase Bank, N.A.)                0.85          7/01/2021           1,770
  18,110       Louisville and Jefferson County (LIQ) (a)    0.35         12/01/2012          18,110
                                                                                    ---------------
                                                                                             83,140
                                                                                    ---------------
               LOUISIANA (1.9%)
   1,550       Ascension Parish                             0.85          9/01/2010           1,550
   6,600       Ascension Parish                             0.45          3/01/2011           6,600
   5,000       Donaldsonville IDB (LOC - Regions Bank)      4.22          2/01/2027           5,000
   1,770       Environmental Facilities and Community
                  Dev. Auth. (LOC - Federal Home Loan
                  Bank of Dallas)                           0.49          4/01/2018           1,770
   9,970       New Orleans (LOC - Capital One, N.A.)        1.11          8/01/2024           9,970
   1,100       Public Facilities Auth.                      0.45          8/01/2017           1,100
   8,690       Public Facilities Auth. (LOC - Bank of
                  New York Mellon)                          0.50          4/01/2021           8,690
   3,875       Public Facilities Auth. (LOC - Capital
                  One, N.A.)                                0.96          7/01/2023           3,875
     700       Public Facilities Auth. (LOC - Capital
                  One, N.A.)                                1.11          7/01/2023             700
   3,685       Public Facilities Auth. (LOC - Capital
                  One, N.A.)                                0.96          7/01/2027           3,685
  23,000       Public Facilities Auth. (LOC - Regions
                  Bank)                                     5.00          9/01/2034          23,000
                                                                                    ---------------
                                                                                             65,940
                                                                                    ---------------
               MAINE (0.5%)
  13,100       Finance Auth. (LOC - Sovereign Bank)         2.15          7/01/2037          13,100
   5,250       Finance Auth. (LOC - RBS Citizens, N.A.)     3.20          9/01/2037           5,250
                                                                                    ---------------
                                                                                             18,350
                                                                                    ---------------
               MARYLAND (1.7%)
   1,000       Baltimore County IDA                         0.85          3/01/2014           1,000
   4,935       Chestertown (LOC - RBS Citizens, N.A.)       2.50          3/01/2038           4,935
   7,500       Gaithersburg (LIQ)(LOC - Citibank, N.A.)
                  (a)                                       0.55          7/01/2014           7,500

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 25,405       Health and Higher Educational Facilities
                  Auth. (LOC - Citizens Bank of
                  Pennsylvania)                             3.00%         7/01/2040        $ 25,405
  20,475       Montgomery County Auth. (LOC -
                  Manufacturers & Traders Trust Co.)        0.45         12/01/2027          20,475
                                                                                    ---------------
                                                                                             59,315
                                                                                    ---------------
               MASSACHUSETTS (3.7%)
  29,185       Dev. Finance Agency (LOC - RBS Citizens,
                  N.A.)                                     2.50         10/01/2030          29,185
  26,660       Dev. Finance Agency (LOC - RBS Citizens,
                  N.A.)                                     2.50         11/01/2034          26,660
  13,060       Dev. Finance Agency (LOC - RBS Citizens,
                  N.A.)                                     2.50          8/01/2036          13,060
   5,500       Dev. Finance Agency (LOC - TD Bank, N.A.)    0.50          9/01/2038           5,500
  31,100       Dev. Finance Agency (LOC - RBS Citizens,
                  N.A.)                                     1.25          7/01/2043          31,100
  16,095       Industrial Dev. Financing Auth. (LOC -
                  Sovereign Bank)                           3.50          6/01/2036          16,095
   7,900       Industrial Finance Agency (LOC - Wachovia
                  Bank, N.A.)                               1.65          4/01/2010           7,900
                                                                                    ---------------
                                                                                            129,500
                                                                                    ---------------
               MICHIGAN (4.2%)
  21,170       Building Auth. (LIQ)(INS) (a)                0.75         10/15/2014          21,170
  10,500       Building Auth. (LIQ)(LOC - Citibank,
                  N.A.) (a)                                 0.55         10/15/2036          10,500
   7,100       Building Auth. (LIQ)(INS) (a)                0.70         10/15/2036           7,100
  13,100       Higher Education Facilities Auth. (LOC -
                  Comerica Bank, N.A.)                      0.85          8/01/2026          13,100
  15,925       Hospital Finance Auth. (LOC - Bank of
                  America, N.A.)                            0.60         11/01/2037          15,925
  10,945       Huron County (LOC - Fifth Third Bank)        3.60         10/01/2028          10,945
  31,575       Marquette County (LOC - RBS Citizens,
                  N.A.)                                     3.10          3/01/2033          31,575
   5,585       Oakland County EDC (LOC - Allied Irish
                  Banks plc)                                1.35          9/01/2023           5,585
   1,620       Oakland County EDC (LOC - Allied Irish
                  Banks plc)                                2.35          9/01/2023           1,620
   7,120       Oakland County EDC (LOC - Comerica Bank,
                  N.A.)                                     0.85         12/01/2032           7,120
   7,055       Oakland County EDC (LOC - Comerica Bank,
                  N.A.)                                     0.85          5/01/2037           7,055
  12,445       Strategic Fund (LOC - Allied Irish Banks
                  plc)                                      0.55          5/01/2032          12,445
   4,820       Strategic Fund (LOC - Fifth Third Bank)      3.60          7/01/2034           4,820
                                                                                    ---------------
                                                                                            148,960
                                                                                    ---------------
               MINNESOTA (0.3%)
   2,985       Canby Community Hospital District No.1       0.65         11/01/2026           2,985
   4,675       City of Rochester (LOC - ABN AMRO Bank
                  N.V.)                                     1.35          4/01/2022           4,675
   4,100       North Suburban Hospital District (LOC -
                  Wells Fargo Bank, N.A.) (b)               0.40          2/01/2013           4,100
                                                                                    ---------------
                                                                                             11,760
                                                                                    ---------------
               MISSISSIPPI (1.1%)
  17,340       Business Finance Corp. (LOC - Regions
                  Bank)                                     4.00         10/01/2018          17,340
   6,145       Business Finance Corp. (LOC - Federal
                  Home Loan Bank of Dallas)                 0.36          6/01/2029           6,145
   7,310       Business Finance Corp. (LOC - Hancock
                  Bank)                                     1.07          4/01/2033           7,310
   9,900       Business Finance Corp. (LOC - Hancock
                  Bank)                                     1.11         12/01/2036           9,900
                                                                                    ---------------
                                                                                             40,695
                                                                                    ---------------

================================================================================
7  |  USAA Tax Exempt Money Market Fund

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MISSOURI (1.1%)
$  4,500       Health and Educational Facilities Auth.
                  (LOC - Allied Irish Banks plc)            0.55%         6/01/2023         $ 4,500
   8,800       Health and Educational Facilities Auth.
                  (LOC - Commerce Bank, N.A.)               0.45          7/01/2025           8,800
   6,255       Health and Educational Facilities Auth.
                  (LOC - KBC Bank, N.V.)                    0.58          8/01/2029           6,255
  10,345       Health and Educational Facilities Auth.
                  (LOC - Bank of Oklahoma, N.A.)            0.48          7/01/2040          10,345
   9,000       Jackson County IDA (LOC - Commerce Bank,
                  N.A.)                                     0.45          7/01/2025           9,000
                                                                                    ---------------
                                                                                             38,900
                                                                                    ---------------
               NEBRASKA (0.1%)
   2,130       Sarpy County                                 0.85          7/01/2013           2,130
                                                                                    ---------------
               NEVADA (1.7%)
  12,715       Clark County (INS)(LIQ) (a)                  0.38          7/01/2015          12,715
  28,700       Clark County (LOC - Bayerische
                  Landesbank)                               1.50          7/01/2029          28,700
  20,000       Clark County (LOC - Landesbank
                  Baden-Wurttemberg)                        1.50          7/01/2040          20,000
                                                                                    ---------------
                                                                                             61,415
                                                                                    ---------------
               NEW HAMPSHIRE (1.3%)
  16,200       Health and Educational Facilities Auth.
                  (LOC - RBS Citizens, N.A.)                2.50          7/01/2032          16,200
  29,825       Health and Educational Facilities Auth.
                  (LOC - RBS Citizens, N.A.)                3.00          6/01/2038          29,825
                                                                                    ---------------
                                                                                             46,025
                                                                                    ---------------
               NEW JERSEY (0.4%)
   3,295       EDA (LOC - Valley National Bank)             1.05          3/01/2031           3,295
   9,830       Health Care Facilities Financing Auth.
                  (LIQ)(LOC - Bank of America, N.A.)
                  (a)                                       0.85          7/01/2013           9,830
                                                                                    ---------------
                                                                                             13,125
                                                                                    ---------------
               NEW YORK (4.6%)
   4,400       Allegany County IDA (LOC - Key Bank,
                  N.A.)                                     3.15          4/01/2029           4,400
   5,500       Broome County IDA (LOC - Manufacturers &
                  Traders Trust Co.)                        0.40          7/01/2023           5,500
   2,030       Erie County IDA (INS)(LIQ) (a)               0.55         11/01/2015           2,030
     600       Essex County IDA (LOC - Key Bank, N.A.)      2.95          3/01/2032             600
   1,500       Lancaster IDA (LOC - Manufacturers &
                  Traders Trust Co.)                        0.41         11/01/2032           1,500
  28,000       Long Island Power Auth. (LIQ)(INS)           1.25         12/01/2029          28,000
   6,820       Monroe County IDA (LOC - Key Bank, N.A.)     2.95          6/01/2026           6,820
   9,475       Monroe County IDA (LOC - RBS Citizens,
                  N.A.)                                     2.40          7/01/2027           9,475
   2,600       MTA (LIQ)(INS)                               0.75         11/01/2022           2,600
   5,865       New York City (LIQ)(LOC - Dexia Credit
                  Local) (a)                                1.72          2/01/2016           5,865
   1,500       New York City Municipal Water Finance
                  Auth. (LIQ) (a)                           0.37          6/15/2013           1,500
   2,040       Onondaga County IDA (LOC - RBS Citizens,
                  N.A.)                                     3.90         11/01/2025           2,040
   5,185       Ontario County IDA (LOC - ABN AMRO Bank
                  N.V.)                                     1.35          3/01/2028           5,185
   6,090       Ontario County IDA (LOC - Key Bank, N.A.)    3.25          7/01/2030           6,090
  14,300       Rensselaer County IDA (LOC - RBS
                  Citizens, N.A.)                           2.40          6/01/2038          14,300
  17,660       State Dormitory Auth. (LOC - Key Bank,
                  N.A.)                                     2.95         11/01/2036          17,660

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$ 17,885       Triborough Bridge and Tunnel Auth. (LOC -
                  Bayerische Landesbank)                    1.40%         1/01/2032        $ 17,885
  29,555       Watervliet Housing Auth. (LOC - RBS
                  Citizens, N.A.)                           2.40         12/01/2036          29,555
                                                                                    ---------------
                                                                                            161,005
                                                                                    ---------------
               OHIO (6.7%)
  22,300       Air Quality Dev. Auth.                       1.02          9/01/2030          22,300
   2,500       Cadiz (LOC - National City Bank)             1.35          1/01/2033           2,500
  18,365       Cincinnati School District (LIQ)(INS) (a)    0.50          2/15/2010          18,365
   6,000       Clark County IDA (LOC - Deutsche Bank
                  A.G.)                                     2.02         12/01/2010           6,000
   6,425       Cuyahoga County (LOC - Fifth Third Bank)     4.40         11/01/2023           6,425
   4,385       Cuyahoga County (LOC - Key Bank, N.A.)       2.55          3/01/2033           4,385
   6,485       Darke County (LOC - Fifth Third Bank)        3.60         12/01/2024           6,485
   3,600       Hilliard (LOC - U.S. Bank, N.A.)             0.45          8/01/2012           3,600
   8,945       Housing Finance Agency (INS)(LOC -
                  Societe Generale)                         1.75          9/01/2026           8,945
   9,465       Logan County (LOC - Fifth Third Bank)        4.10          4/01/2027           9,465
   2,800       Meigs County (LOC - U.S. Bank, N.A.)         0.45          8/01/2012           2,800
  45,000       Montgomery County (LIQ)(INS)                 1.20          8/01/2047          45,000
  21,885       Northeast Regional Sewer District (LIQ)
                  (a)                                       0.43          5/15/2015          21,885
  15,285       Univ. of Akron (INS)(LIQ)                    0.75          1/01/2029          15,285
  24,230       Univ. of Akron (INS)(LIQ)                    0.75          1/01/2029          24,230
  32,600       Univ. of Cincinnati (LOC - Bayerische
                  Landesbank)                               3.15          6/01/2034          32,600
   3,000       Warren County (LOC - U.S. Bank, N.A.)        0.45          8/01/2012           3,000
   3,500       Wayne County (LOC - Fifth Third Bank)        3.60          9/01/2021           3,500
                                                                                    ---------------
                                                                                            236,770
                                                                                    ---------------
               OKLAHOMA (3.1%)
   8,700       Garfield County Industrial Auth.             0.60          1/01/2025           8,700
   2,540       IDA (LOC - JPMorgan Chase Bank, N.A.)        0.85          8/01/2018           2,540
  32,400       Muskogee Industrial Trust(c)                 0.58          1/01/2025          32,400
  56,000       Muskogee Industrial Trust(c)                 0.60          6/01/2027          56,000
  11,700       Tulsa Industrial Auth. (LOC - Bank of
                  Oklahoma, N.A.)                           0.65         11/01/2026          11,700
                                                                                    ---------------
                                                                                            111,340
                                                                                    ---------------
               OREGON (1.1%)
  38,100       Port of Portland (LOC - Bank of
                  Tokyo-Mitsubishi UFJ, Ltd.)               0.55         12/01/2014          38,100
                                                                                    ---------------
               PENNSYLVANIA (6.4%)
   5,250       Chartiers Valley Industrial and
                  Commercial Dev. Auth.                     1.15         11/15/2017           5,250
  25,000       Delaware Valley (LOC - Bayerische
                  Landesbank)                               2.50          8/01/2016          25,000
  11,505       Elizabethtown IDA (LOC - Fulton Bank)        3.00          6/15/2029          11,505
  27,000       Emmaus General Auth. (INS)(LIQ)              0.52         12/01/2028          27,000
   2,500       Higher Educational Facilities Auth. (LOC
                  - Fulton Bank)                            3.00         11/01/2028           2,500
   4,000       Higher Educational Facilities Auth. (LOC
                  - Fulton Bank)                            3.00         11/01/2033           4,000
  10,000       Lackawanna County (LIQ)(INS)                 2.60          9/01/2035          10,000
   5,000       Lancaster IDA (LOC - Fulton Bank)            3.13         11/01/2028           5,000
  12,050       Lancaster Municipal Auth. (LOC - Fulton
                  Bank)                                     2.47          5/01/2036          12,050
   3,700       Langhorne Manor (LOC - Citizens Bank of
                  Pennsylvania)                             2.80         10/01/2032           3,700
   5,120       Langhorne Manor (LOC - Citizens Bank of
                  Pennsylvania)                             2.80         10/01/2032           5,120
  40,000       Moon IDA (LOC - Bank of Scotland)            0.33          7/01/2038          40,000
  15,850       Northampton County IDA (LOC - Fulton
                  Bank)                                     3.00          1/01/2038          15,850

================================================================================
9  |  USAA Tax Exempt Money Market Fund

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 39,100       Philadelphia (LIQ)(INS)                      3.50%         8/01/2031        $ 39,100
  20,300       Water Auth. (LIQ)(INS)                       2.10         11/01/2024          20,300
                                                                                    ---------------
                                                                                            226,375
                                                                                    ---------------
               PUERTO RICO (1.7%)
  26,590       Commonwealth (LIQ)(LOC - Bank of America,
                  N.A.) (a)                                 0.75          7/01/2011          26,590
  24,100       Electric Power Auth. (LIQ)(LOC -
                  Citibank, N.A.) (a)                       0.52          9/03/2009          24,100
  10,000       Electric Power Auth. (LIQ)(LOC - Dexia
                  Credit Local) (a)                         1.74          7/01/2033          10,000
                                                                                    ---------------
                                                                                             60,690
                                                                                    ---------------
               RHODE ISLAND (0.3%)
  11,745       Health and Educational Building Corp.
                  (LOC - RBS Citizens, N.A.)                3.00          4/01/2036          11,745
                                                                                    ---------------
               SOUTH CAROLINA (1.5%)
  15,075       Charleston County School District
                  (INS)(LIQ) (a)                            0.45         12/01/2013          15,075
  29,360       Jobs EDA (LOC - Regions Bank)                3.00         10/01/2035          29,360
   7,480       Jobs EDA (LOC - SunTrust Bank)               2.50         11/01/2035           7,480
                                                                                    ---------------
                                                                                             51,915
                                                                                    ---------------
               SOUTH DAKOTA (1.5%)
   5,975       Health and Educational Facilities Auth.      0.65         11/01/2020           5,975
   3,930       Health and Educational Facilities Auth.      0.65         11/01/2025           3,930
   8,305       Health and Educational Facilities Auth.      0.65         11/01/2027           8,305
  36,495       Health and Educational Facilities Auth.
                  (LOC - Allied Irish Banks plc)            0.65          7/01/2033          36,495
                                                                                    ---------------
                                                                                             54,705
                                                                                    ---------------
               TENNESSEE (0.8%)
  10,000       Cookeville Regional Medical Center Auth.
                  (LOC - Regions Bank)                      3.10          3/01/2036          10,000
   4,900       Jackson Health, Educational and Housing
                  Facility Board (LOC - Regions Bank)       3.10          9/01/2016           4,900
   3,195       Jackson Health, Educational and Housing
                  Facility Board (LOC - Regions Bank)       3.10          7/01/2024           3,195
   9,500       McMinn County (LOC - Regions Bank)           3.10         11/01/2036           9,500
                                                                                    ---------------
                                                                                             27,595
                                                                                    ---------------
               TEXAS (9.1%)
  11,000       Atascosa County IDC (NBGA)                   0.54          6/30/2020          11,000
     920       Bell County Health Facilities Dev. Corp.
                  (LOC - JPMorgan Chase Bank, N.A.)         0.85          5/01/2023             920
   2,565       Cameron Education Corp. (LOC - JPMorgan
                  Chase Bank, N.A.)                         0.85          6/01/2031           2,565
   9,105       Crawford Education Facilities Corp. (LOC
                  - BNP Paribas)                            1.10          5/01/2035           9,105
   8,210       Denton County (LIQ) (a)                      0.55          7/15/2011           8,210
   6,845       Department of Housing and Community
                  Affairs (LOC - Bank of America,
                  N.A.)                                     0.43          5/01/2042           6,845
   9,570       El Paso County Hospital District (LIQ) (a)   0.55          8/15/2013           9,570
  10,255       Forney ISD (LIQ)(NBGA) (a)                   0.35          8/15/2033          10,255
  14,550       Houston (INS)(LIQ) (a)                       0.55          2/15/2010          14,550
  21,335       Houston (LIQ)(INS) (a)                       0.70         11/01/2011          21,335
  20,145       Houston (INS)(LIQ) (a)                       0.45          5/15/2015          20,145
   2,595       Houston (LIQ)(LOC - Deutsche Bank A.G.)
                  (a)                                       0.33         11/15/2026           2,595

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 53,350       Houston (LOC - Bank of America, N.A.,
                  Bank of New York Mellon, Dexia
                  Credit Local, and State Street Bank
                  and Trust Co.)                            0.40%         5/15/2034        $ 53,350
  29,460       Houston (LOC - Bank of America, N.A.,
                  Bank of New York Mellon, Dexia
                  Credit Local, and State Street Bank
                  and Trust Co.)                            0.40          5/15/2034          29,460
   7,435       Judson ISD (INS)(LIQ) (a)                    0.45          2/01/2031           7,435
   1,800       North Central IDA                            0.85         10/01/2013           1,800
  16,345       Student Housing Auth. (LIQ)(NBGA) (a)        0.46         10/01/2033          16,345
  21,225       Tarrant County Health Facilities Dev.
                  (LOC - HSH Nordbank A.G.)                 2.50          8/15/2036          21,225
  14,470       Tarrant County Housing Finance Corp.
                  (LIQ)(NBGA) (a)                           0.46         11/01/2029          14,470
  19,500       Transportation Commission (LIQ) (a)          0.35          4/01/2033          19,500
   9,090       Transportation Commission (LIQ) (a)          0.35          4/01/2035           9,090
   7,700       Trinity River IDA                            0.95          1/01/2013           7,700
  25,635       Turnpike Auth. (INS)(LIQ) (a)                0.55          6/15/2011          25,635
                                                                                    ---------------
                                                                                            323,105
                                                                                    ---------------
               VERMONT (0.2%)
   6,665       Educational and Health Buildings
                  Financing Agency (LOC - Allied
                  Irish Banks plc)                          0.45          4/15/2033           6,665
                                                                                    ---------------
               VIRGINIA (2.7%)
  20,380       Alexandria IDA (LOC - Branch Banking &
                  Trust Co.)                                0.31         10/01/2030          20,380
  17,000       Chesapeake Hospital Auth. (LOC - SunTrust
                  Bank)                                     2.50          7/01/2031          17,000
   3,500       Fairfax County EDA (LOC - SunTrust Bank)     2.50          6/01/2037           3,500
  22,085       Harrisonburg Redevelopment and Housing
                  Auth. (LIQ)(NBGA) (a)                     0.46          2/01/2026          22,085
  15,250       Henrico County EDA (INS)(LIQ)                0.80         11/01/2042          15,250
  15,650       Lynchburg IDA (LOC - SunTrust Bank)          2.50          1/01/2035          15,650
   1,355       Suffolk Redevelopment and Housing Auth.
                  (LIQ)(NBGA) (a)                           0.41          7/01/2024           1,355
                                                                                    ---------------
                                                                                             95,220
                                                                                    ---------------
               WASHINGTON (3.5%)
   5,000       Economic Dev. Finance Auth. (LOC - Bank
                  of the West)                              0.37          2/12/2019           5,000
   4,395       Health Care Facilities Auth. (INS)(LIQ)
                  (a)                                       0.85          8/15/2013           4,395
  14,550       Health Care Facilities Auth. (LOC - Key
                  Bank, N.A.)                               3.25          7/01/2030          14,550
  18,625       Health Care Facilities Auth. (INS)(LIQ)      3.50         12/01/2036          18,625
   7,000       Health Care Facilities Auth. (LOC - Key
                  Bank, N.A.)                               2.95          2/01/2038           7,000
  17,500       Health Care Facilities Auth. (LOC - Key
                  Bank, N.A.)                               2.95          7/01/2038          17,500
  10,540       Higher Education Facilities Auth.            0.36         10/01/2031          10,540
  41,020       Housing Finance Commission (LOC - HSH
                  Nordbank A.G.)                            2.50          3/01/2036          41,020
   5,500       Housing Finance Commission (LOC - Key
                  Bank, N.A.)                               2.95          4/01/2043           5,500
                                                                                    ---------------
                                                                                            124,130
                                                                                    ---------------
               WEST VIRGINIA (0.5%)
   2,775       Harrison County (LOC - U.S. Bank, N.A.)      0.45         12/01/2012           2,775
   9,630       Marshall County                              0.45          3/01/2026           9,630
   3,100       Monongalia County (LOC - U.S. Bank, N.A.)    0.45         12/01/2012           3,100
   2,200       Ripley (LOC - U.S. Bank, N.A.)               0.45         12/01/2012           2,200
                                                                                    ---------------
                                                                                             17,705
                                                                                    ---------------

================================================================================
11  |  USAA Tax Exempt Money Market Fund

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
               WISCONSIN (0.8%)
$    820       Health and Educational Facilities Auth.
                  (LOC - JPMorgan Chase Bank, N.A.)         0.85%         5/01/2026      $      820
   4,100       Health and Educational Facilities Auth.
                  (LOC - JPMorgan Chase Bank, N.A.)         0.35         10/01/2033           4,100
   5,000       Health and Educational Facilities Auth.
                  (LOC - JPMorgan Chase Bank, N.A.)         0.35         10/01/2033           5,000
   8,000       Milwaukee                                    1.78          9/01/2015           8,000
   2,110       Milwaukee Redevelopment Auth. (LOC -
                  JPMorgan Chase Bank, N.A.)                0.45          5/01/2025           2,110
   7,250       Sheboygan                                    1.78          9/01/2015           7,250
                                                                                    ---------------
                                                                                             27,280
                                                                                    ---------------
               WYOMING (1.1%)
  16,500       Converse County                              2.10         12/01/2020          16,500
   6,700       Platte County (NBGA)                         0.95          7/01/2014           6,700
   6,305       Sweetwater County                            2.10         12/01/2020           6,305
   9,335       Sweetwater County                            2.10         12/01/2020           9,335
                                                                                    ---------------
                                                                                             38,840
                                                                                    ---------------
               Total Variable-Rate Demand Notes (cost: $3,306,180)                        3,306,180
                                                                                    ---------------


               PUT BONDS (3.9%)

               ALABAMA (0.2%)
   8,000       Mobile IDB                                   2.00          7/15/2034           8,000
                                                                                    ---------------
               COLORADO (0.5%)
   4,485       Central Platte Valley Metropolitan
                  District (LOC - BNP Paribas)              3.00         12/01/2031           4,485
   9,700       Central Platte Valley Metropolitan
                  District (LOC - BNP Paribas)              3.00         12/01/2036           9,700
   3,570       NBC Metropolitan District (LOC - U.S.
                  Bank, N.A.)                               2.25         12/01/2030           3,570
                                                                                    ---------------
                                                                                             17,755
                                                                                    ---------------
               FLORIDA (0.5%)
  16,000       Escambia County                              1.75          4/01/2039          16,000
                                                                                    ---------------
               GEORGIA (0.3%)
  11,000       Monroe County Dev. Auth.                     1.95         11/01/2048          11,000
                                                                                    ---------------
               MASSACHUSETTS (0.2%)
   8,722       Health and Educational Facilities Auth.      2.85         11/01/2033           8,722
                                                                                    ---------------
               MISSISSIPPI (0.4%)
  12,545       Claiborne County (NBGA)                      2.00         12/01/2015          12,545
                                                                                    ---------------
               MONTANA (1.3%)
   9,415       Board of Investments (NBGA)                  2.15          3/01/2017           9,415
  12,055       Board of Investments (NBGA)                  2.15          3/01/2018          12,055
  11,750       Board of Investments (NBGA)                  2.15          3/01/2025          11,750
  12,735       Board of Investments (NBGA)                  2.15          3/01/2028          12,735
                                                                                    ---------------
                                                                                             45,955
                                                                                    ---------------

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================

 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
               PENNSYLVANIA (0.3%)
$ 9,080        Montgomery County IDA (LOC - Wachovia
                  Bank, N.A.)                               2.85%         4/01/2037         $ 9,080
                                                                                    ---------------
               TEXAS (0.2%)
  8,500        Northside ISD (LIQ)(NBGA)                    2.00          8/01/2033           8,500
                                                                                    ---------------
               Total Put Bonds (cost: $137,557)                                             137,557
                                                                                    ---------------

               FIXED-RATE INSTRUMENTS (4.7%)

               MICHIGAN (0.6%)
 20,000        State                                        3.00          9/30/2009          20,047
                                                                                    ---------------
               MINNESOTA (0.8%)
  1,000        East Grand Forks ISD (NBGA)                  2.50          9/22/2009           1,001
  3,295        Greenway ISD (NBGA)                          2.50          9/17/2009           3,298
  3,750        Litchfield ISD (NBGA)                        2.50          9/17/2009           3,754
  3,040        New London-Spicer ISD (NBGA)                 2.50          8/28/2009           3,043
  1,415        New York Mills ISD (NBGA)                    2.75          9/21/2009           1,417
  1,695        Ogilvie ISD (NBGA)                           2.75          8/17/2009           1,697
  3,780        Park Rapids ISD (NBGA)                       2.75          8/24/2009           3,785
  2,175        Warroad ISD (NBGA)                           3.00          8/07/2009           2,178
  1,875        Waseca ISD (NBGA)                            2.50          9/23/2009           1,877
  4,600        Water Finance Auth.                          2.25          5/01/2010           4,647
  3,700        West St. Paul ISD (NBGA)                     2.75          3/11/2010           3,725
                                                                                    ---------------
                                                                                             30,422
                                                                                    ---------------
               NEW YORK (0.1%)
  3,000        Erie County                                  2.00          5/19/2010           3,029
                                                                                    ---------------
               TEXAS (3.2%)
 20,000        Dallas                                       0.85          8/03/2009          20,000
 15,000        Dallas                                       0.80          8/07/2009          15,000
 15,000        Dallas                                       0.85          9/23/2009          15,000
 10,000        Dallas                                       0.85         10/08/2009          10,000
  2,000        Houston                                      1.50          7/20/2009           2,000
  6,800        Houston                                      2.35          7/22/2009           6,800
 10,000        Houston                                      0.75          8/06/2009          10,000
 10,000        Houston                                      1.25          8/12/2009          10,000
  6,000        Houston                                      1.35          8/12/2009           6,000
 13,000        Houston                                      1.55          8/12/2009          13,000
  5,000        Houston                                      1.60          8/12/2009           5,000
                                                                                    ---------------
                                                                                            112,800
                                                                                    ---------------
               Total Fixed-Rate Instruments(cost: $166,298)                                 166,298
                                                                                    ---------------


               TOTAL INVESTMENTS (COST: $3,610,035)                                 $     3,610,035
                                                                                    ===============

================================================================================
13  |  USAA Tax Exempt Money Market Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

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                                        Notes to Portfolio of Investments  |  14
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The inputs or  methodology  used for valuing  securities is not  necessarily  an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                                   Significant
                                           Other Significant       Unobservable
                         Quoted Prices     Observable Inputs         Inputs
Investments                (Level 1)           (Level 2)            (Level 3)
--------------------------------------------------------------------------------
Municipal Securities*         $-            $3,610,035,000              $-
                        --------------------------------------------------------
Total                         $-            $3,610,035,000              $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. GUARANTEE PROGRAM - On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program) through September 18, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (September 19, 2008, through September 18, 2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008.

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15  |  USAA Tax Exempt Money Market Fund
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E. SUBSEQUENT  EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement
165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

F. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,534,741,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At June 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $14,400,000.
(c) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

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                                        Notes to Portfolio of Investments  |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.